PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Operations and Comprehensive (Loss)/Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating expenses:
General and administrative expenses	$ (40,704)	¥ (279,859)	¥ (203,635)	¥ (87,364)
Total operating expenses	(173,079)	(1,190,007)	(844,432)	(590,994)
Other long-term investments related impairment	(2,213)	(15,215)	(932)	(5,635)
Investment income	2,728	18,753
Others, net	258	1,773	28,013	(10,799)
(Loss)/income before income tax expense	306,818	2,109,528	474,579	(59,681)
Income tax expense	(19,231)	(132,222)	(234,227)	(58,258)
Net (loss)/income	287,587	1,977,306	240,352	(117,939)
Pre-IPO Preferred Shares redemption value accretion			(82,117)	(62,299)
Income allocation to participating Pre-IPO Preferred Shares			(132,241)
Deemed dividend to a preferred shareholder				(42,679)
Net (loss)/income attributable to ordinary shareholders	287,587	1,977,306	25,994	(222,917)
Other comprehensive income/(loss)
Foreign currency translation adjustments, net of nil tax	93	643	(31,893)	1,908
Total comprehensive (loss)/income	287,680	1,977,949	208,459	(116,031)
Foreign currency translation adjustments, tax		0	0	0
Parent
Operating expenses:
General and administrative expenses	(2,281)	(15,686)	(1,989)	(1,611)
Total operating expenses	(2,281)	(15,686)	(1,989)	(1,611)
Interest (expense)/income, net	626	4,304	(9,134)	(7,458)
Equity in (loss)/income of subsidiaries, VIEs and VIEs' subsidiaries	287,831	1,978,986	251,475	(104,996)
Other long-term investments related impairment	(1,853)	(12,739)		(3,874)
Investment income	2,728	18,753
Others, net	536	3,688
(Loss)/income before income tax expense	287,587	1,977,306	240,352	(117,939)
Net (loss)/income	287,587	1,977,306	240,352	(117,939)
Pre-IPO Preferred Shares redemption value accretion			(82,117)	(62,299)
Income allocation to participating Pre-IPO Preferred Shares			(132,241)
Deemed dividend to a preferred shareholder				(42,679)
Net (loss)/income attributable to ordinary shareholders	287,587	1,977,306	25,994	(222,917)
Other comprehensive income/(loss)
Foreign currency translation adjustments, net of nil tax	93	643	(31,893)	1,908
Total comprehensive (loss)/income	$ 287,680	1,977,949	208,459	(116,031)
Foreign currency translation adjustments, tax		¥ 0	¥ 0	¥ 0